CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	20,000,000	20,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	8,500,000	8,500,000
Ordinary shares, shares outstanding	8,500,000	8,500,000